Segment and geographic information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
Revenue attributable to the Company's domicile and other geographic areas based on the location of the buyers was as follows:

	Year Ended December 31,
	2021	2022	2023

United States	$61,098	$90,868	$103,527
Europe	29,759	38,364	41,779
Asia Pacific	21,560	30,287	33,951
United Kingdom	14,639	19,026	21,705
Israel	2,127	3,129	3,551
Other	8,485	11,560	13,506
Total	$137,668	$193,234	$218,019

Long-lived assets (including ROU assets) by geographical areas were as follows:

	December 31,
	2022	2023

Israel	$67,772	$61,517
Other	4,874	3,120
Total	$72,646	$64,637